the Principal                                      Principal Mutual
Financial Group                                    Life Insurance Company

                                                   Princor Financial
                                                   Services Corporation


May 15, 2000




Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549


Principal Mutual Life Insurance Company Separate Account B
Personal Variable Annuity Contract File No. 33-44565

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Separate Account hereby certifies that the form of prospectus that would have been filed on behalf of the Separate Account pursuant to Rule 497(c) upon the effectiveness of the Post-Effective Amendments referenced above to the Separate Account's Registration Statement on Form N-4 (the "Amendment") would not have differed from that contained in the Amendments, which are the most recent amendments on such Registration Statement and was filed electronically on April 21, 2000.

Comments or questions concerning this certificate may be directed to Kathy Arterburn at 1-800-247-4123, ext. 75477.

Sincerely

/S/ Kathy Arterburn

Kathy Arterburn
Registered Products Associate

/ksa

The Principal Home Office: Des Moines, Iowa 50392-0200 (800) 451-5447 Securities offered through Princor Financial Services Corporation, Des Moines, IA 50392-0200 FAX (515) 248-4745
Principal Mutual and Princor are members of The Principal Financial Group